Shareholder Report, Holdings (Details)	Mar. 31, 2025
Unusual Whales Subversive Democratic Trading ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Unusual Whales Subversive Democratic Trading ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Unusual Whales Subversive Democratic Trading ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Unusual Whales Subversive Democratic Trading ETF [Member] | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unusual Whales Subversive Democratic Trading ETF [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Unusual Whales Subversive Democratic Trading ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Unusual Whales Subversive Democratic Trading ETF [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Unusual Whales Subversive Democratic Trading ETF [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unusual Whales Subversive Democratic Trading ETF [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unusual Whales Subversive Democratic Trading ETF [Member] | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Democratic Trading ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Unusual Whales Subversive Democratic Trading ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Unusual Whales Subversive Democratic Trading ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Unusual Whales Subversive Democratic Trading ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Unusual Whales Subversive Democratic Trading ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Unusual Whales Subversive Democratic Trading ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Unusual Whales Subversive Democratic Trading ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unusual Whales Subversive Democratic Trading ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unusual Whales Subversive Democratic Trading ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unusual Whales Subversive Democratic Trading ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unusual Whales Subversive Republican Trading ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unusual Whales Subversive Republican Trading ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Unusual Whales Subversive Republican Trading ETF [Member] | iShares Bitcoin Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF [Member] | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Republican Trading ETF [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Republican Trading ETF [Member] | Allstate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unusual Whales Subversive Republican Trading ETF [Member] | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unusual Whales Subversive Republican Trading ETF [Member] | Tyson Foods, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unusual Whales Subversive Republican Trading ETF [Member] | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unusual Whales Subversive Republican Trading ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Unusual Whales Subversive Republican Trading ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Unusual Whales Subversive Republican Trading ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Unusual Whales Subversive Republican Trading ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Unusual Whales Subversive Republican Trading ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Unusual Whales Subversive Republican Trading ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Unusual Whales Subversive Republican Trading ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Unusual Whales Subversive Republican Trading ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unusual Whales Subversive Republican Trading ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Unusual Whales Subversive Republican Trading ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]

[1]	Includes short-term investments, exchange traded funds and liabilities in excess of other assets.